Offerings	Oct. 28, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.650% Notes due 2032
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 497,120,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 43,249.44
Offering Note	(a) This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-276141), in accordance with Rules 456(b) and 457(r) under the Securities Act. (b) The Proposed Maximum Offering Price Per Unit is 99.424% for the 5.650% Notes due 2032 and 97.872% for the 5.900% Notes due 2037.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.900% Notes due 2037
Amount Registered | shares	500,000,000
Maximum Aggregate Offering Price	$ 489,360,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 42,574.32
Offering Note	(a) This registration fee table shall be deemed to update the "Calculation of Filing Fee Tables" in the Company's Registration Statement on Form S-3 (File No. 333-276141), in accordance with Rules 456(b) and 457(r) under the Securities Act. (b) The Proposed Maximum Offering Price Per Unit is 99.424% for the 5.650% Notes due 2032 and 97.872% for the 5.900% Notes due 2037.